Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	December 31, 2022	December 31, 2023
Assets
Current assets
Cash	—	2,324
Prepayments and other current assets	—	3,123
Total current Assets	—	5,447
Non-current assets
Investment in subsidiary	$556,322	$307,050
Total Non-current assets	556,322	307,050
Total Assets	$556,322	$312,497
Liabilities and Equity
Current liabilities
Due to related parties	—	6,225
Total Current liabilities	—	6,225
Total Liabilities	$—	$6,225
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
*Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 4,332,000 shares issued and outstanding as of December 31, 2022 and 2023	$433	$433
*Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 7,668,000 shares issued and outstanding as of December 31, 2022 and 2023	767	767
Additional paid-in capital	119,586	120,714
Statutory reserves	89,685	89,685
Retained earnings	378,954	137,737
Accumulated other comprehensive loss	(33,103)	(43,064)
Total Shareholders’ equity	$556,322	$306,272
Total Liabilities and Shareholders’ Equity	$556,322	$312,497

*        Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.

Schedule of Condensed Statements of Income (Loss) and Comprehensive Income (Loss)

CONDENSED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2022	Year Ended December 31, 2023
General and administrative expenses	—	(100)
Loss from operations	—	(100)
Other loss	—	(1,806)
Income (loss) from subsidiaries	$83,980	$(239,311)
Net income (loss)	83,980	(241,217)
Foreign currency translation adjustments	(83,556)	(9,961)
Comprehensive Income (Loss)	$424	$(251,178)

Schedule of Condensed Statements of Cash Flows	CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31, 2022	Year Ended December 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$83,980	$(241,217)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	—	(3,123)
Equity (loss) income of subsidiary	(83,980)	239,311
Net cash provided by operating activities	—	(5,029)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	—	1,128
Advances from related parties	—	6,225
Net cash provided by financing activities	—	7,353
CHANGES IN CASH
Net increase in cash	—	2,324
Cash at beginning of the year	—	—
Cash at end of the year	$—	$2,324